Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 18, 2020	Nov. 17, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Subsequent events
Proposed final dividend per share			$ 0.31	$ 0.80	$ 0.94
Proposed dividend			$ 1,120	$ 2,791	$ 3,227
Forecast
Subsequent events
Percentage discount from market price for shares under dividend reinvestment plan		1.50%
Trading period to determine number of shares for dividend reinvestment plan		15 days
Proposed dividend | Forecast
Subsequent events
Proposed final dividend per share	$ 0.31
Proposed dividend	$ 1,120
Shares Issued to satisfy DRP for 2020 final ordinary dividend
Subsequent events
Percentage discount from market price for shares under dividend reinvestment plan		1.50%
Trading period to determine number of shares for dividend reinvestment plan		15 days